Income Tax Provisions (Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Current:
Federal	$ 81,107	$ 5,753	$ 18,270
State	8,844	2,819	2,594
Foreign	1,314	156	486
Total current	91,265	8,728	21,350
Deferred:
Federal	(41)	30,792	(93,684)
State	(12,581)	12,433	(25,209)
Foreign	44
Total deferred	(12,578)	43,225	(118,893)
Total	$ 78,687	$ 51,953	$ (97,543)